Condensed Consolidated Statements of Operations (June 30, 2013 Unaudited) (EUR €) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Total Revenues	€ 10,234	€ 8,512	€ 18,334	€ 14,168
Operating costs and expenses:
Cost of goods sold	1,883	1,459	2,613	2,284
Research and development	3,556	3,017	6,914	5,191
Selling, general and administrative	2,603	2,933	5,557	5,945
Charges from related parties	47	54	95	106
Depreciation and amortization	253	252	507	498
Total costs and expenses	8,342	7,715	15,686	14,024
Operating income	1,892	797	2,648	144
Foreign currency exchange gain, net	8	62	21	5
Interest income, net	57	34	96	74
Income before income tax	1,957	893	2,765	223
Income tax expense	(106)	(74)	(120)	(312)
Net Income/(Loss)	1,851	819	2,645	(89)
Basic (in Euro per share)	€ 0.12	€ 0.05	€ 0.18	€ (0.01)
Diluted (in Euro per share)	€ 0.12	€ 0.05	€ 0.17	€ (0.01)
Basic (in Shares)	15,145,353	15,018,345	15,112,245	15,004,081
Diluted (in Shares)	15,615,001	15,676,953	15,699,110	15,004,081
API [Member]
Revenues:
Product sales	1,870	1,607	2,916	2,327
NPP [Member]
Revenues:
Product sales	7,769	6,418	14,258	11,350
Total [Member]
Revenues:
Product sales	9,639	8,025	17,174	13,677
Other revenues	28	44	123	48
Other revenues from related parties	€ 567	€ 443	€ 1,037	€ 443